Repurchase Agreements	12 Months Ended
Dec. 31, 2021
Repurchase Agreements
Note 14. Repurchase Agreements

Note 14.  Repurchase Agreements

Securities sold under agreements to repurchase mature daily and consisted of the following:

As of or for the year ended December 31,

	2021	2020

Current balance	$32,609,875	$38,727,312
Average balance	28,349,896	29,687,950
Highest month-end balance	39,288,875	38,727,312
Weighted average interest rate	0.31%	0.86%

Pledged investment (1)
Amortized cost	63,045,599	59,546,509
Fair value	62,256,702	60,705,178

1)	U.S. GSE debt securities, Agency MBS, ABS and OAS, were pledged as collateral for the periods presented.